o BT INSTITUTIONAL FUNDS o


                                 INSTITUTIONAL
                               DAILY ASSETS FUND


                                 ANNUAL REPORT
                                  JUNE o 1998

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Table of Contents
--------------------------------------------------------------------------------


            Letter to Shareholders                                          3

            Institutional Daily Assets Fund
               Statement of Net Assets                                      5
               Statement of Operations                                     10
               Statements of Changes in Net Assets                         11
               Financial Highlights                                        12
               Notes to Financial Statements                               13
               Report of Independent Accountants                           15


                                   ----------
                   The Fund is not insured by the FDIC and is
                   not a deposit, obligation of or guaranteed
                   by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                   ----------




                                       2

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Institutional Daily Assets Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the BT Institutional Daily Assets Fund (the "Fund"), providing a detailed review of the market, the Fund, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Overall, the money market has been rather quiet, with its yield curve reasonably flat. Interest rates remained relatively stable throughout the annual period, and price volatility within the money markets was at an all-time low.

During the first half of the Fund's fiscal year, the pace of economic growth remained above-trend and inflation was low. Unemployment continued to fall, putting pressure on labor costs, but productivity improvement was strong enough to more than offset the rising costs.

--------------------------------------------------------------------------------
                             Investment Instruments
Commercial paper, certificates of deposit, floating rate notes, repurchase agreements and other money market instruments.
--------------------------------------------------------------------------------

In the second half of the Fund's fiscal year, the money markets were dominated by foreign activity rather than U.S. economic factors or Federal Reserve Board policy.

o The hangover effects of the Asian financial crises, which began in Korea, Indonesia, and Thailand, spread to China and Japan. This both focused the U.S. markets on that region and also continued to support a flight to quality and, in turn, a U.S. Treasury rally.

o Domestically, the manufacturing sector of the U.S. economy weakened due to the impact of the Asian turmoil. However, the service sector, which currently constitutes approximately two-thirds of the U.S. economy, was extremely strong. The service sector was supported by a 21 year low in unemployment, by the wealth effect of the stock market, by an improving real estate market, and by a low interest rate environment. The bottom line-more disposable income for consumers.

--------------------------------------------------------------------------------
                                    Objective
Seeks high levels of current income consistent with liquidity and preservation of capital.
--------------------------------------------------------------------------------

o A strong U.S. dollar, propelled by a deepening Asian crisis, served as a positive backdrop for continued low inflation at home. A combination of low inflation plus first calendar quarter GDP growth of over 5% supported the markets' perception that the Federal Reserve Board was on hold. It was.



INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the Institutional Daily Assets Fund.

-------------------------------------------------------------------------------
                                      Annualized 7 Day    Annualized 7 Day
 Periods ended June 30, 1998           Current Yield       Effective Yield
-------------------------------------------------------------------------------
  IBT Institutional
   Daily Assets Fund*                       5.54%           5.70%
-------------------------------------------------------------------------------
  IBC First Tier-Institutional Only
   Money Funds Average                      5.31%           5.45%
-------------------------------------------------------------------------------

We maintained a neutral, close-to-the benchmark weighted average maturity position throughout most of the annual period. This strategy was based on the uncertainty surrounding the impact of the Asian financial turmoil on the U.S. financial markets as well as on the Federal Reserve Board's decision to keep interest rates on hold. Also, the flat yield curve gave us few opportunities to extend maturities to increase yield. Instead, we sought to add value by increasing the Fund's holdings in floating rate securities, which proved to be effective in producing competitive Fund returns.

--------------------------------------------------------------------------------
                             Status at June 30, 1998
                            Average maturity: 40 days
                           Net assets: $5,729 million
--------------------------------------------------------------------------------

MANAGER OUTLOOK
We believe the money markets should remain fairly positive throughout the second half of the year for several reasons:

o Asian crisis continues to loom and the U.S. dollar remains strong-a positive backdrop for inflation to stay low.

o U.S. economic growth remains solid, the labor market tight, interest rates stable and volatility low.

o While the Federal Reserve Board reinstituted its tightening bias earlier in the year, it still seems likely that it will be on hold for a while.

o Japan is facing serious financial troubles, which could impact China and Latin America in turn. Thus, we expect a continued flight to quality, with U.S. Treasuries the major beneficiary.

----------
 * Past performance is not indicative of future results. Yields will vary. Yields quote for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.


                                       3


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Institutional Daily Assets Fund

Letter to Shareholders (concluded)
--------------------------------------------------------------------------------


We intend to maintain a relatively neutral average maturity for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities to extend duration, given our view of slower but still positive economic growth in the future.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the BT Institutional Daily Assets Fund and look forward to continuing to serve your investment needs for many years ahead.


                              /s/ Darlene M. Rasel
                              ____________________
                                Darlene M. Rasel
                            Portfolio Manager of the
                        Institutional Daily Assets Fund
                                 June 30, 1998




                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                       By Asset Type as of June 30, 1998
                   (percentages are based on amortized cost)

                    [CHART appears here - plot points below]

Other                                  1%
Floating Rate Notes                   18%
Eurodollar Time Deposits              10%
Eurodollar Certificates of Deposit    12%
Repurchase Agreements                  4%
Yankee Certificates of Deposit         6%
Commercial Paper                      49%




                                       4

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--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Net Assets June 30, 1998
--------------------------------------------------------------------------------

Principal
 Amount               Description                                Value
---------             -----------                                -----
              CERTIFICATES OF DEPOSIT - 0.96%
$55,000,000   J.P. Morgan, 5.50%, 2/24/99
               (Amortized Cost $54,973,723)                    $   54,973,723
                                                               --------------

              COMMERCIAL PAPER* - 48.89%
              Asset Securitization Cooperative Corp.:
 27,000,000    5.52%, 8/12/98                                      26,826,120
 37,000,000    5.51%, 8/17/98                                      36,733,836
 24,000,000    5.52%, 8/17/98                                      23,827,040
 40,600,000    5.51%, 8/21/98                                      40,283,083
 25,000,000    5.53%, 8/25/98                                      24,788,785
 11,000,000    5.53%, 8/28/98                                      10,901,996
 20,000,000    5.54%, 9/22/98                                      19,744,544

 40,000,000   Bank Of Nova Scotia,
               5.50%, 8/18/98                                      39,706,667

              BBL North America:
 35,000,000    5.53%, 8/25/98                                      34,704,298
 30,000,000    5.50%, 9/14/98                                      29,656,250

              Cafco:
 38,000,000    5.49%, 7/10/98                                      37,947,845
 27,000,000    5.49%, 7/23/98                                      26,909,415
 23,000,000    5.53%, 7/24/98                                      22,918,740
 15,000,000    5.61%, 7/30/98                                      14,932,213
 33,000,000    5.51%, 8/7/98                                       32,813,119
 17,000,000    5.50%, 8/12/98                                      16,890,917
 20,000,000    5.52%, 8/14/98                                      19,865,067
 25,000,000    5.52%, 9/9/98                                       24,731,667
 20,000,000    5.52%, 9/25/98                                      19,736,267

  5,000,000   Canadian Imperial Bank,
               5.535%, 7/08/98                                      4,994,619

 25,000,000   Ciesco, 5.53%, 7/13/98                               24,953,917

 30,000,000   CIT Group,
               5.51%,9/22/98                                       29,618,892

              Commonwealth Bank of Australia:
 30,000,000    5.50%, 8/5/98                                       29,839,583
 24,000,000    5.49%, 11/23/98                                     23,469,300

              Credit Suisse:
 10,000,000    5.50%, 7/10/98                                       9,986,250
 18,000,000    5.48%, 7/16/98                                      17,958,937
 12,000,000    5.50%, 8/10/98                                      11,926,666
 25,000,000    5.51%, 9/17/98                                      24,701,541

              Daimler Benz North American:
 35,000,000    5.50%, 7/15/98                                      34,925,139
  3,570,000    5.52%, 7/22/98                                       3,558,505
 34,000,000    5.49%, 7/23/98                                      33,885,930


Principal
 Amount               Description                                Value
---------             -----------                                -----
$30,000,000    5.50%, 8/28/98                                  $   29,734,167
 13,000,000    5.50%, 9/11/98                                      12,857,000
 14,000,000    5.50%, 9/11/98                                      13,846,000
 22,000,000    5.50%, 9/25/98                                      21,710,944
 27,418,000    5.50%, 9/25/98                                      27,057,758

              Delaware Fund Corp:
 30,000,000    5.53%, 7/8/98                                       29,967,742
 30,000,000    5.58%, 7/23/98                                      29,897,700
 35,000,000    5.54%, 7/27/98                                      34,859,961
 10,000,000    5.52%, 8/20/98                                       9,923,333

              Deutsche Bank:
 60,000,000    5.49%, 7/15/98                                      59,871,900
 35,000,000    5.52%, 8/14/98                                      34,764,080

              Diageo Capital:
 15,000,000    5.53%, 7/6/98                                       14,988,479
 25,000,000    5.51%, 7/15/98                                      24,946,431
  5,000,000    5.47%, 9/2/98                                        4,952,137
 35,000,000    5.50%, 9/14/98                                      34,598,958
  7,000,000    5.51%, 9/29/98                                       6,903,575

              Eksportfinans:
 25,000,000    5.52%, 7/27/98                                      24,900,333
 12,394,000    5.54%, 8/10/98                                      12,317,708

              Ford Motor Credit:
 22,000,000    5.52%, 7/2/98                                       21,996,627
 33,000,000    5.48%, 7/8/98                                       32,964,837
 38,000,000    5.47%, 7/10/98                                      37,948,035
 50,000,000    5.47%, 7/10/98                                      49,931,625
 20,000,000    5.52%, 7/17/98                                      19,950,933
 55,000,000    5.52%, 7/24/98                                      54,806,033

              General Electric Capital Corp.:
 25,000,000    5.49%, 7/8/98                                       24,973,313
 20,000,000    5.51%, 7/24/98                                      19,929,594
 10,000,000    5.51%, 8/12/98                                       9,935,717
 20,000,000    5.52%, 8/17/98                                      19,855,867
 15,000,000    5.51%, 8/24/98                                      14,876,025
 25,000,000    5.43%, 9/4/98                                       24,754,896
 17,000,000    5.51%, 9/11/98                                      16,812,660
 25,000,000    5.50%, 9/14/98                                      24,713,542
 25,000,000    5.50%, 10/7/98                                      24,625,694
 16,000,000    5.50%, 10/8/98                                      15,758,000
 12,000,000    5.50%, 10/19/98                                     11,798,333
 25,000,000    5.49%, 11/20/98                                     24,458,625

              Goldman Sachs:
 37,000,000    5.52%, 8/10/98                                      36,773,067
 40,000,000    5.52%, 8/26/98                                      39,656,533
 45,000,000    5.52%, 8/28/98                                      44,599,800
 45,000,000    5.50%, 10/14/98                                     44,278,125



                  See Notes to Financial Statements on Page 13


                                       5

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Institutional Daily Assets Fund

Statement of Net Assets June 30, 1998
--------------------------------------------------------------------------------

Principal
 Amount               Description                                Value
---------             -----------                                -----
$ 8,000,000   J.P. Morgan, 5.50%, 11/10/98                     $    7,838,667

 10,400,000   KFW International Financial Inc.,
               5.50%, 7/21/98                                      10,368,222

  7,000,000   Lucent Technologies, 5.49%, 8/27/98                   6,939,153

 10,000,000   Manitoba Hydro Electric,
               5.506%, 8/27/98                                      9,912,822

              Merrill Lynch & Co.:
 45,000,000    5.50%, 7/27/98                                      44,821,250
 25,000,000    5.52%, 8/19/98                                      24,812,167
 10,000,000    5.52%, 8/26/98                                       9,914,133
 25,000,000    5.53%, 9/11/98                                      24,723,500
 24,000,000    5.52%, 10/16/98                                     23,606,240

              Monsanto Co.:
  5,000,000    5.50%, 9/3/98                                        4,951,111
 16,000,000    5.50%, 9/10/98                                      15,826,444
  6,000,000    5.51%, 9/16/98                                       5,929,353

              Morgan Stanley:
 50,000,000    6.25%, 7/1/98                                       50,000,000
 17,000,000    5.50%, 7/10/98                                      16,976,625
 24,000,000    5.53%, 8/12/98                                      23,845,160

 20,000,000   National Australia, 5.50%, 8/03/98                   19,899,167

 40,000,000   Norwest, 5.55%, 8/14/98                              39,728,667

 14,200,000   Panasonic Finance, 5.51%, 10/20/98                   13,958,754

 22,000,000   Paribas Finance, 5.51%, 7/21/98                      21,932,656

              Province of Quebec:
 10,600,000    5.50%, 10/16/98                                     10,426,719
 10,000,000    5.50%, 11/5/98                                       9,805,796
 40,000,000    5.50%, 11/9/98                                      39,199,444

 23,000,000   Queensland Alumina,
               5.52%, 10/27/98                                     22,583,853

              Receivables Capital Corp.:
 25,000,000    5.53%, 7/10/98                                      24,965,438
 15,000,000    5.53%, 7/17/98                                      14,963,133
 25,000,000    5.53%, 7/17/98                                      24,938,544
 35,000,000    5.57%, 7/23/98                                      34,880,864
 20,000,000    5.57%, 7/27/98                                      19,919,544
 25,000,000    5.53%, 8/3/98                                       24,873,271
 40,000,000    5.53%, 8/14/98                                      39,729,644
 25,000,000    5.53%, 8/26/98                                      24,784,944
 20,000,000    5.51%, 9/15/98                                      19,767,356



Principal
 Amount               Description                                Value
---------             -----------                                -----
              Salomon Smith Barney:
$25,000,000    5.51%, 7/7/98                                   $   24,977,042
 15,000,000    5.36%, 7/8/98                                       14,984,381
 40,000,000    5.49%, 7/14/98                                      39,920,628
 50,000,000    5.49%, 7/21/98                                      49,847,500
 17,000,000    5.40%, 8/7/98                                       16,905,650
 28,000,000    5.40%, 8/10/98                                      27,832,000
 21,000,000    5.54%, 8/20/98                                      20,838,417
 16,000,000    5.53%, 9/15/98                                      15,813,209
 20,000,000    5.52%, 10/7/98                                      19,699,467

 35,000,000   San Paolo U.S. Financial,
               5.53%, 7/7/98                                       34,967,742

              Svenska Handelsbanke:
 35,000,000    5.51%, 9/10/98                                      34,619,657
  8,142,000    5.51%, 9/10/98                                       8,053,521

  9,000,000   Westpac Capital Corp.,
               5.49%, 10/1/98                                       8,873,730
                                                               --------------

Total Commercial Paper
  (Amortized Cost $2,801,388,820)                               2,801,388,820
                                                               --------------

              EURODOLLAR CERTIFICATES OF
              DEPOSIT - 11.90%
              Abbey National:
 50,000,000    5.55%, 7/9/98                                       50,000,000
 40,000,000    5.55%, 7/14/98                                      40,000,000
 25,000,000    5.59%, 8/14/98                                      25,000,000
 20,000,000    5.58%, 8/21/98                                      19,999,831
 20,000,000    5.59%, 9/8/98                                       19,999,934
 10,000,000    5.63%, 10/27/98                                      9,999,371

  8,000,000   Bank of Montreal, 5.56%, 7/14/98                      7,999,823

 50,000,000   Bank of Scotland, 5.59%, 9/25/98                     50,000,000

 22,000,000   Banque Bruxelles, 5.59%, 8/24/98                     21,999,859

 41,000,000   Barclays Bank, 5.57%, 7/27/98                        40,999,540

 20,000,000   Bayerische Vereinsbank,
               5.60%, 9/24/98                                      20,000,466

 15,000,000   Canadian Imperial Bank,
               5.64%, 11/5/98                                      15,000,472

 20,000,000   Creditanstalt Bankverein,
               5.59%, 7/6/98                                       20,000,027

 10,000,000   Credit Agricole, 5.80%, 7/31/98                      10,000,117

  8,000,000   Credito Italiano, 5.59%, 7/22/98                      7,999,944



                  See Notes to Financial Statements on Page 13


                                       6

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Institutional Daily Assets Fund

Statement of Net Assets June 30, 1998
--------------------------------------------------------------------------------

Principal
 Amount               Description                                Value
---------             -----------                                -----
$82,000,000   Deutsche Bank, 5.57%, 7/6/98                     $   81,999,934

 25,000,000   KBC Bank, 5.58%, 8/26/98                             24,999,900

              NationsBank Corp.:
 25,000,000    5.58%, 8/7/98                                       25,000,253
 11,000,000    5.58%, 9/8/98                                       11,000,000

              Nordeutsche Landesbank:
 26,000,000    5.57%, 7/24/98                                      25,999,731
 34,000,000    5.66%, 11/16/98                                     34,000,913
 15,000,000    5.66%, 12/10/98                                     15,001,196

              Rabobank:
  2,000,000    5.55%, 7/15/98                                       1,999,955
 35,000,000    5.56%, 7/16/98                                      35,000,072
 25,000,000    5.57%, 7/16/98                                      25,000,050

              West Deutsche Landesbank:
 18,000,000    5.82%, 8/3/98                                       17,999,448
 25,000,000    5.58%, 8/3/98                                       25,000,000
                                                               --------------

Total Eurodollar Certificates of Deposit
 (Amortized Cost $682,000,836)                                    682,000,836
                                                               --------------

              EURODOLLAR TIME DEPOSIT - 9.58%
 27,000,000   Bank of America,
               5.53%, 7/13/98                                      27,000,000

              Bank of Austria:
 40,400,000    5.62%, 10/16/98                                     40,400,000
 22,000,000    5.78%, 11/18/98                                     22,000,000

 49,325,446   Bank of Montreal,
               5.625%, 7/1/98                                      49,325,446

              Bank of Nova Scotia:
 50,000,000    6.13%, 7/1/98                                       50,000,000
 20,000,000    5.63%, 9/4/98                                       20,000,000

 20,000,000   Barclays Bank, 5.67%, 12/3/98                        20,000,000

 25,000,000   Bayerische Landesbank,
               5.56%, 7/9/98                                       25,000,000

 25,000,000   Deutsche Bank, 6.50%, 7/1/98                         25,000,000

 50,000,000   International Nederlander Bank,
               5.60%, 9/29/98                                      50,000,000

 40,000,000   International Nederlander Funding,
               5.75%, 7/6/98                                       40,000,000



Principal
 Amount               Description                                Value
---------             -----------                                -----
$40,000,000   Societe Generale,
               5.65%, 8/5/98                                   $   40,000,000

 25,000,000   Toronto Dominion,
               6.25%, 7/1/98                                       25,000,000

 35,000,000   Union Bank of Switzerland,
               5.60%, 9/28/98                                      35,000,000

              West Deutsche Landesbank:
 30,000,000    5.53%, 7/6/98                                       30,000,000
 50,000,000    5.63%, 8/5/98                                       50,000,000
                                                               --------------

Total Eurodollar Time Deposits
  (Amortized Cost $548,725,446)                                   548,725,446
                                                               --------------

              FLOATING RATE NOTES - 17.55%
              American Express Centurion Bank:
 25,000,000    Monthly Variable Rate,
               5.62%, 9/15/98                                      25,000,000

              Associates Corp:
               Daily Variable Rate,
 30,000,000    5.65%, 1/4/99                                       29,992,558
 25,000,000    5.51%, 4/23/99                                      24,980,157
 30,000,000    5.52%, 6/29/99                                      29,976,701

              Bank Of Nova Scotia:
 35,000,000    Monthly Variable Rate,
               5.51%, 6/10/99                                      34,975,009

              Banque National de Paris:
 45,000,000    Monthly Variable Rate,
               5.52%, 6/1/99                                       44,975,219

              Bayerische Hypotheka:
 45,000,000    Monthly Variable Rate,
               5.50%, 5/28/99                                      44,967,837

              Bayerische Landesbank:
 25,000,000    Monthly Variable Rate,
               5.52%, 6/29/99                                      24,981,671

              Bear Stearns Co.:
 10,000,000    Monthly Variable Rate,
               5.63%, 6/4/99                                       10,000,000

              Chase Manhattan:
  5,000,000    Quarterly Variable Rate,
               5.82%, 11/10/98                                      5,003,189

              Commerz Bank:
 50,000,000    Monthly Variable Rate,
               5.50%, 5/28/99                                      49,964,263



                  See Notes to Financial Statements on Page 13


                                       7

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--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Net Assets June 30, 1998
--------------------------------------------------------------------------------

Principal
 Amount               Description                                Value
---------             -----------                                -----
              Corestates Bank:
               Monthly Variable Rate,
$25,000,000    5.60%, 9/10/98                                  $   25,000,000
 20,000,000    5.61%, 3/5/99                                       20,000,000

              Creditanstalt Bankverein:
 30,000,000    Monthly Variable Rate,
               5.51%, 6/3/99                                       29,980,941

              Dean Witter Discover:
 10,000,000    Monthly Variable Rate,
               6.16%, 7/6/98                                       10,000,476

              Deutsche Bank:
 40,000,000    Quarterly Variable Rate,
               5.53%, 6/1/99                                       39,971,181

              First National Bank Of Chicago:
 25,000,000    Daily Variable Rate,
               5.64%, 5/27/99                                      24,983,455

              First Union Bank:
 25,000,000    Quarterly Variable Rate,
               5.60%, 4/30/99                                      25,000,000

              General Electric Capital Corp:
               Quarterly Variable Rate,
  5,000,000    5.51%, 11/6/98                                       4,999,643
 10,000,000    5.51%, 11/6/98                                      10,000,000
 15,000,000    5.51%, 11/16/98                                     15,000,000
 10,000,000    5.51%, 11/16/98                                     10,000,000

              Key Bank:
 10,000,000    Daily Variable Rate,
               5.54%, 1/29/99                                       9,996,916

              KBC Bank:
 35,000,000    Quarterly Variable Rate,
               5.54%, 6/1/99                                       34,977,935

              Mellon Bank:
 20,000,000    Quarterly Variable Rate,
               5.80%, 11/17/98                                     20,000,000

              Merrill Lynch & Co.:
               Daily Variable Rate,
 25,000,000    5.63%, 10/30/98                                     24,999,174
 35,000,000    5.63%, 2/17/99                                      34,996,713
               Monthly Variable Rate,
 20,000,000    5.61%, 4/13/99                                      19,998,433

              Morgan Stanley:
 35,000,000    Monthly Variable Rate,
               5.59%, 11/6/98                                      35,000,000



Principal
 Amount               Description                                Value
---------             -----------                                -----
              National City Cleveland:
$20,000,000    Monthly Variable Rate,
               5.58%, 3/5/99                                   $   19,994,707

              Nationsbank Corp:
 25,000,000    Daily Variable Rate,
               5.70%, 3/18/99                                      25,015,514

 15,000,000   Nordeutsche Landesbank:
               Daily Variable Rate,
               5.53%, 2/2/99                                       14,995,716

              Societe Generale:
               Daily Variable Rate,
 14,000,000    5.40%, 8/28/98                                      13,998,463
 40,000,000    5.59%, 2/9/99                                       39,986,808
 10,000,000    5.58%, 3/2/99                                        9,996,738
               Monthly Variable Rate,
 30,000,000    5.57%, 5/7/99                                       29,983,671

              Svenska Handelsbanke:
               Monthly Variable Rate,
 40,000,000    5.53%, 6/1/99                                       39,974,742
 26,000,000    5.53%, 6/2/99                                       25,982,204

              US Bank:
 10,000,000    Monthly Variable Rate,
               5.57%, 9/17/98                                       9,999,039

              Wachovia Bank:
               Monthly Variable Rate,
 20,000,000    5.51%, 2/9/99                                       19,992,913
 21,000,000    5.51%, 5/12/99                                      20,987,497

              Walt Disney:
 10,000,000    Quarterly Variable Rate,
               5.46%, 2/26/99                                       9,994,412

              Westpac Capital Corp.:
  5,000,000    Quarterly Variable Rate,
               5.54%, 4/9/99                                        4,998,107
                                                               --------------

Total Floating Rate Notes
  (Amortized Cost $1,005,622,002)                               1,005,622,002
                                                               --------------

              MEDIUM-TERM NOTES - 1.13%
 15,000,000   Bank Of Scotland,
               5.62%, 9/22/98                                      14,998,679
 50,000,000   KBC Bank, 5.57%, 7/7/98                              50,000,021
                                                               --------------

Total Medium-Term Notes
  (Amortized Cost $64,998,700)                                     64,998,700
                                                               --------------


                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Net Assets June 30, 1998
--------------------------------------------------------------------------------

Principal
 Amount               Description                                Value
---------             -----------                                -----
              REPURCHASE AGREEMENTS - 4.00%
$25,000,000   Tri-Party Repurchase Agreement
               with Goldman Sachs, Dated 6/30/98,
               6.25%, Principal & Interest in the
               amount of $25,004,340, Due 7/1/98,
               (Collaterized by FHLMC Bonds,
               Par Value of $26,453,110, Coupon rates
               of 7.00% to 7.125%, Due from 8/1/08
               to 8/1/27, Value of $25,500,000)                $   25,000,000

 54,437,500   Tri-Party Repurchase Agreement
               with J.P. Morgan, Dated 6/29/98, 5.6%,
               Principal & Interest in the amount of
               $54,877,839, Due 8/20/98,
               (Collaterized by Government National
               Mortgage Association Bonds, Par Value
               of $143,031,244, Coupon rates of 8.500%
               to 9.000%,Due from 11/15/08 to
               8/15/27, Value of $55,540,262)                      54,437,500

 50,000,000   Tri-Party Repurchase Agreement with
               NationsBank, Dated 6/11/98, 5.56%,
               Principal & Interest in the amount of
               $50,247,111, Due 7/13/98,
               (Collaterized by Freddie Mac Bonds,
               Par Value of $12,057,821, Coupon rates
               of 5.5000% to 7.5000%, Due from
               12/1/26 to 6/1/28, Value of $11,634,619;
               Federal National Mortgage Association
               Bonds, Par Value of $40,761,434,
               Coupon rates of 5.5000% to 7.5000%,
               Due from 9/1/07 to 7/1/13,
               Value of $39,522,461)                               50,000,000

100,000,000   Open Tri-Party Repurchase Agreement
               with Nomura, Dated 6/29/98, 5.55%,
               Daily Variable Rate, Principal in the
               amount of $100,000,000, Interest
               amount varies dependent on rate,
               Due 7/1/98, (Collaterized by Government
               National Mortgage Association Bonds,
               Par Value of $128,705,937, Coupon
               rates of 5.5000% to 10.2500%,
               Due from 7/15/12 to 6/20/28,
               Value of $102,000,000)                             100,000,000
                                                               --------------

Total Repurchase Agreements
  (Amortized Cost $229,437,500)                                   229,437,500
                                                               --------------

              YANKEE CERTIFICATES OF DEPOSIT - 6.08%
  4,000,000   Australia and New Zealand
               Bank Group, 5.58%, 7/23/98                           3,999,929

 11,000,000   Bank of Montreal,
               5.56%, 7/14/98                                      10,999,976

              Bank of Nova Scotia:
  7,000,000    5.55%, 7/6/98                                        6,999,938
 35,000,000    5.55%, 7/6/98                                       35,000,000



Principal
 Amount               Description                                Value
---------             -----------                                -----
$20,000,000   Bank of Tokyo-Mitsubishi,
               5.73%, 8/10/98                                  $   20,000,000

              Banque Nationale de Paris:
 12,000,000    5.58%, 9/11/98                                      11,999,517
 15,000,000    5.59%, 9/23/98                                      15,000,000
 13,000,000    5.80%, 10/5/98                                      13,000,786

  2,000,000   Barclays Bank,
               5.65%, 2/18/99                                       1,997,651

  8,000,000   Bayerische Landesbank,
               5.54%, 7/15/98                                       7,999,867

 15,000,000   Canadian Imperial Bank,
               5.54%, 7/7/98                                       14,999,935

  2,000,000   Credit Agricole,
               5.74%, 4/26/99                                       1,999,132

              Deutsche Bank:
 20,000,000    5.58%, 7/28/98                                      20,000,000
 24,000,000    5.58%, 8/6/98                                       23,999,980

              Paribas Finance:
 45,000,000    5.59%, 9/17/98                                      45,000,000
 25,000,000    5.59%, 9/24/98                                      25,000,000

  5,000,000   Royal Bank of Canada,
               5.56%, 2/26/99                                       4,998,423

              Societe Generale:
  7,000,000    5.88%, 7/22/98                                       7,000,148
  5,000,000    5.83%, 7/23/98                                       4,999,969

 35,000,000   Svenska Handelsbanke,
               5.59%,9/24/98                                       35,000,000

  5,000,000   Swiss Bank, 5.75%, 5/7/99                             4,999,175

  8,500,000   Toronto Dominion, 5.57%, 9/3/98                       8,499,200

 25,000,000   West Deutsche Bank,
               5.58%, 7/24/98                                      25,000,000
                                                               --------------

Total Yankee Certificates of Deposit
  (Amortized Cost $348,493,626)                                   348,493,626
                                                               --------------
Total Investments
  (Amortized Cost $5,735,640,653)                   100.11%    $5,735,640,653
Liabilities in Excess of Other Assets                (0.11)%       (6,373 380)
                                                    ------     --------------
Net Assets                                          100.00%    $5,729,267,273
                                                    ======     ==============
Shares Outstanding ($0.001 par value per share,
  unlimited number of shares of beneficial interest
  authorized)                                                   5,729,227,671
                                                               ==============
Net Asset Value, Offering and Redemption Price
 Per Share (net assets divided by shares outstanding)                  $1.00
                                                                       =====

----------
* Interest rates for commercial paper represent discount rates at the time of purchase.



                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statement of Operations For the year ended June 30, 1998
--------------------------------------------------------------------------------

Investment Income
   Interest Income                                           $   241,732,036
                                                             ---------------
Expenses
   Advisory Fees                                                   4,260,363
   Administration and Services Fees                                  852,019
   Printing and Shareholder Reports                                   10,300
   Professional Fees                                                  25,000
   Trustees Fees                                                       5,496
   Amortization of Organization Expenses                              26,400
   Miscellaneous Expense                                               8,685
                                                             ---------------
   Total Expenses                                                  5,188,263
   Less:  Expenses Absorbed by Bankers Trust                         (75,882)
                                                             ---------------
      Net Expenses                                                 5,112,381
                                                             ---------------
Net Investment Income                                            236,619,655
Realized Gain from Investment Transactions, Net                       32,822
                                                             ---------------
Net Increase in Net Assets from Operations                   $   236,652,477
                                                             ===============

                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 For the period
                                                                                                November 13, 1996
                                                                                 For the        (Commencement of
                                                                               year ended        Operations) to
                                                                              June 30, 1998       June 30, 1997
                                                                             ---------------     ----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                     $  236,619,655      $    70,228,383
   Net Realized Gain from Investment Transactions                                    32,822                6,780
                                                                             --------------      ---------------
Net Increase in Net Assets from Operations                                      236,652,477           70,235,163
                                                                             --------------      ---------------
Distributions to Shareholders
   Net Investment Income                                                       (236,612,066)         (70,235,972)
                                                                             --------------      ---------------
Capital Transactions in Shares of Beneficial Interest
   (at net asset value of $1.00 per share)
   Proceeds from Sales of Shares                                             11,426,703,500        6,414,724,407
   Cost of Shares Redeemed                                                   (8,445,532,909)      (3,666,667,337)
                                                                             --------------      ---------------
Net Increase from Capital Transactions in Shares of
   Beneficial Interest                                                        2,981,170,591        2,748,057,070
                                                                             --------------      ---------------
Total Increase in Net Assets                                                  2,981,211,002        2,748,056,261
Net Assets
Beginning of Period                                                           2,748,056,271                   10
                                                                             --------------      ---------------
End of Period (includes undistributed net investment income of
  $6,779 for the year ended June 30, 1998 and
  overdistributed net investment income of $809 for the
  period ended June 30, 1997                                                 $5,729,267,273      $ 2,748,056,271
                                                                             ==============      ===============


                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Institutional Daily Assets Fund.

                                                                                For the period
                                                                               November 13, 1996
                                                                  For the      (Commencement of
                                                                year ended      Operations) to
                                                               June 30, 1998     June 30, 1997
                                                              --------------   ----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                            $     1.00       $     1.00
                                                                ----------       ----------
Income from Investment Operations
   Net Investment Income                                              0.06             0.03
   Net Realized Gain from Investment Transactions                     0.00(2)          0.00(2)
                                                                ----------       ----------
Total from Investment Operations                                      0.06             0.03
                                                                ----------       ----------
Distributions to Shareholders
   Net Investment Income                                             (0.06)           (0.03)
                                                                ----------       ----------
Net Asset Value, End of Period                                  $     1.00       $     1.00
                                                                ==========       ==========
Total Investment Return                                               5.71%            3.46%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                     $ 5,729,267      $  2,748,056
   Ratios to Average Net Assets:
      Net Investment Income                                           5.55%            5.43%(1)
      Expenses                                                        0.12%            0.12%(1)
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust                    0.002%           0.01%

----------
(1) Annualized.
(2) Less than $0.01 per share.


                  See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Daily Assets Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and to institutional investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 13, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Fund. The following summarizes the significant accounting policies of the Fund:

B. Security Valuation
Investments are valued at amortized cost, which is in accordance to rule 2A-7 of the Investment Company Act of 1940 and approximates the fair value of the Fund's investments.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Organizational Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. Dividends
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

F. Repurchase Agreements
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying security falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

G. Federal Income  Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles.

H. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered in an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholders services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .02% of the Fund's average daily net assets. Amounts owed under the Administration and Services Agreement amounted to $98,887 at June 30, 1998, net of waived expenses of $1,002.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .10% of average daily net assets. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $494,563, net of waived expenses of $5,008.

The Trust has entered into a Distribution Agreement with Edgewood Services Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement at an annual rate not exceeding .10% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended June 30, 1998, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .12% of the average daily net assets of the Fund. For the year ended June 30, 1998, expenses of the Fund have been reduced by $75,882.

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended June 30, 1998.

Certain trustees and officers of the Fund are also directors, officers and employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Note 3--Net Assets
Composition of Net Assets
  Paid-in Capital                               $5,729,227,671
  Undistributed Net Investment Income                    6,780
  Undistributed Net Realized Gain from
    Investment Transactions                             32,822
                                                --------------
Net Assets, June 30, 1998                       $5,729,267,273
                                                ==============

--------------------------------------------------------------------------------
Institutional Daily Assets Fund

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of the BT Institutional Funds and Shareholders of Institutional Daily Assets Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Daily Assets Fund (one of the funds comprising BT Institutional Funds) at June 30, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Institutional Daily Assets Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

Baltimore, Maryland
July 31, 1998

BT INSTITUTIONAL FUNDS
INSTITUTIONAL DAILY ASSETS FUND


Investment Advisor and Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Placement Agency
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019


                                   ----------
                  For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
                  (800) 368-4031. This report must be preceded or accompanied by the Fund's current prospectus.
                                   ----------


                                                              STA814200 (6/98)